Shareholders' Equity	6 Months Ended
Jun. 30, 2015
Shareholders' Equity [Abstract]
Shareholders' Equity

Note 3 - Shareholders' Equity

A.Share Capital

1.As of June 30, 2015, the number of the ordinary shares outstanding is 15,541,306 (excluding 2,125 treasury shares held by a subsidiary).

2.On June 11, 2009 the Company entered into a Loan Agreement with STINS COMAN (the Loan Agreement and all the amendments and addendums thereto, the "Convertible Loan Agreement"). On June 17, 2009, the Company entered into an Addendum to the Loan Agreement Also on June 17, 2009, the Company's Audit Committee and Board of Directors approved the Loan Agreement and the Addendum thereto, which were approved by the Company's shareholders at the Company's annual general meeting held on September 14, 2009.

Pursuant to the Convertible Loan Agreement, STINS COMAN agreed to extend to the Company an unsecured loan, originally of up to $10 million (the “Maximum Amount”) at an annual interest rate of 2.47%. The Maximum Amount was increased several times via additional addendums/Amendments signed on June 17, 2009, February 17, 2010, April 14, 2011, December 8, 2011, April 17, 2012, August 6, 2012 , October 23, 2012 and August 12, 2014 and as of June 30, 2014 was $45 million. At any time commencing October 1, 2009 through December 31, 2016, the Company may call and receive any portion of the loan from STINS COMAN, but no more than $5 million at a time (up to the Maximum Amount) and at intervals of at least 30 days between each call request.

Under the Convertible Loan Agreement, the Company is required to repay the outstanding principal amount and the interest accrued thereon after 36 months from receipt of each part of the funds respectively. STINS COMAN has the right to convert any outstanding principal amount of the loan and the interest accrued thereon, in whole or in part, into the Company's ordinary shares at a conversion price per share equal to the market price of the Company's ordinary shares on NASDAQ on the day the Company received the funds from STINS COMAN, plus a premium of 10% thereon. The conversion is subject to 30 days prior notice and to the execution of a definitive purchase agreement to be substantially similar to the Securities Purchase Agreement entered between the parties on September 11, 2008.

In the six months ended June 30, 2015 the Company drew down $2.0 million under the Convertible Loan Agreement. As of June 30, 2015 the Company has the right to draw an additional $12.1 million under the Convertible Loan Agreement.

3.During the year ended December 31, 2013, the Company issued 16,028 ordinary shares and raised approximately $55,000 in an at-the-market offering of securities.  After deducting the expenses related to the offering, the Company recorded $3,000, net of expenses, in the statement of shareholders' equity via the at-the-market offering.

4.On November 27, 2013 the Company closed a $6.0 million (excluding expenses) underwritten public offering of 3,000,000 ordinary shares and warrants to purchase up to 1,500,000 ordinary shares at an offering price of $2.00 per share and $0.01 per warrant. In addition, the underwriter exercised its over-allotment option to purchase warrants to acquire an additional 225,000 ordinary shares at an offering price of $0.01 per warrant. The warrants have a per share exercise price of $2.50, are exercisable immediately, and expire five years from the date of issuance.  In addition, the Company issued the underwriters warrants to purchase up to an aggregate of five percent (5%) of the ordinary shares sold in the offering (150,000 ordinary shares). These warrants are exercisable commencing 12 months after the closing of the public offering and are exercisable in whole or in part for four years thereafter and have an exercise price equal to 125% of the offering price of the ordinary shares sold ($2.50). The warrants began trading on The NASDAQ Capital Market on November 22, 2013 under the symbol “RITTW.” A registration statement on Form F-1 relating to the offering was filed with the Securities and Exchange Commission. The net amount received by the Company from the offering, after deducting all offering expenses, was $4,946,000.

B.Share options and Warrants

1.              RiT Technologies Ltd. 2003 Option Plan

In July 2003, the Board of Directors of the Company adopted the RiT Technologies Ltd. 2003 Share Option Plan, or the 2003 Plan, which is currently administered by the board of directors itself. The purpose of the 2003 Plan is to provide incentives to employees, directors, consultants and contractors of the Company or any subsidiary thereof.  The exercise price and vesting schedule of options granted under the 2003 Plan are approved by the Board of Directors, as specified in the grant letter issued by us to the grantee. The contractual life of options granted under the plan is six years. Unless otherwise determined by the board of directors, the options fully vest on the third anniversary following their grant, vesting in three equal annual installments.

From January 1, 2015 through June 30, 2015 the Company granted a total of 65,000 options to employees and contractors at exercise prices ranging from $1.25 per ordinary share.

For the six months ended June 30, 2015 and 2014 the Company recorded compensation expense related to the grant of options in the amount of $186,000 and $518,000, respectively.

As of June 30, 2015, the total number of options granted under the 2003 Plan is 1,708,336 and the total number of options outstanding under the 2003 Plan is 672,539. As of June 30, 2015, 654,922 options are available for future grant.

2.              RiT Technologies Inc. Employee Stock Option Plan

In May 1999, the Board of Directors of the Company adopted the RiT Technologies, Inc. Employee Stock Option Plan, or the RiT Inc. Plan, pursuant to which options to purchase the company's ordinary shares may be granted to the employees of RiT Technologies, Inc.

As of June 30, 2015, the number of options granted under the RiT Inc. Plan is 27,242 and the number of options outstanding under the RiT Inc. Plan is 3,550. The RiT Inc. Plan expired in May 2009.

3.              RiT Technologies Ltd. Issuance of warrants to Invencom

In June 22nd 2015, the Company issued to Invencom Technologies Ltd. ("Invencom"), an affiliate of the controlling shareholder of the Company (the "Transaction"), a warrant which allows Invencom to purchase up to 6,000,000 ordinary shares of the Company, at an exercise price of $2.5 per share (the “Warrant”).

The purchase price for the Warrant was based on the average market price of the warrants we issued as part of the underwritten public offering we completed on November 27, 2013 (the "Public Warrants"), so that the aggregate purchase amount for the Warrant equaled to: (a) the average market price of the Public Warrants in the ten trading days period prior to the closing of this transaction, multiplied by (b) 6,000,000 (which is the number of the Warrant's underlying Ordinary Shares).

The Parties closed the transaction on June 22, 2015 at 11:30 AM Israel Time (the "Closing"). The purchase price per warrant was closed at US$0.15911 (which was the average market price of the Public Warrants in the ten trading days period prior to the Closing), resulting in an aggregate purchase amount of US$954,660 for the Warrant (the "Purchase Amount"). The Purchase Amount was paid to the Company at the Closing.

The effective date of the Warrant (the "Commencement Date" set forth in the Warrant), was set to July 8, 2015.

C.Dividends

Dividends may be paid by the Company only out of RiT Technologies Ltd.'s earnings and other surpluses as calculated in Israeli currency and as defined in the Israeli Companies Law, 1999 (as amended), as at the end of the most recent fiscal year or as accrued over a period of the last two years whichever is higher.  Notwithstanding the foregoing, dividends may be paid with the approval of a court, provided that there is no reasonable concern that the payment of the dividend will prevent us from satisfying our existing and forseeable obligations as they become due. There are no restrictions on the ability of the US subsidiary to transfer funds to RiT Technologies Ltd., its parent company, and there are no restrictions on the transfer of funds to foreign shareholders for the payment of dividends. To date, the Company has never declared or paid any cash dividends on its ordinary shares. The Company currently intends to retain any future earnings to finance operations and to expand its business and, therefore, does not expect to pay any cash dividends in the foreseeable future.